787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

January 22, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc. (the “Fund”)

Pre-Effective Amendment No. 1 on Form N-14

(Securities Act File No. 333-275923)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganizations of Tax-Aware Overlay C Portfolio and Tax-Aware Overlay N Portfolio with and into Tax-Aware Overlay B Portfolio, each a series of the Fund. The Fund responded to SEC staff comments to the Registration Statement in a separate letter filed on January 22, 2024. As communicated via email, concurrently herewith, by separate letter, the Fund has filed a request for acceleration of effectiveness of the Registration Statement for Thursday, January 25, 2024.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8609.

Very truly yours,

/s/ Christine Y. Sun
Christine Y. Sun

Enclosures

cc:	Richard Leahy, AllianceBernstein L.P. Nancy E. Hay, AllianceBernstein L.P. P. Jay Spinola, Willkie Farr & Gallagher LLP Mohamed Elbarkatawy, Willkie Farr & Gallagher LLP

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